Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
HTM securities, fair value	$ 16,546	$ 18,519
Preferred stock, par value per share (in usd per share)	$ 5	$ 5
Preferred stock, liquidation preference per share (in usd per share)	25,000	25,000
Common stock, par value per share (in usd per share)	$ 5	$ 5